Mandatory convertible debentures, Summary (Q3) (Details)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2024 shares	Oct. 09, 2024 $ / shares shares	Jan. 12, 2024 USD ($) $ / shares	Oct. 31, 2024 USD ($) shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Jul. 31, 2024 USD ($) shares	Nov. 06, 2024 shares	Jan. 12, 2024 $ / shares
Mandatory convertible debentures [Abstract]
Conversion of debentures					$ 0	$ 0	$ 899,015	$ 0
Shares issued upon conversion of convertible debt (in shares) | shares	22,448
Warrants outstanding (in shares) | shares									1,328,846	22,699,987
Mandatory Convertible Debentures [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Volume weighted average trading price period							30 days
Percentage of premium on 30-day VWAP of convertible debentures		20.00%
Warrants expire term after conversion date					2 years		2 years
Estimated fair value of convertible debentures			$ 100,000						$ 100,000
Change in fair value of mandatory convertible debentures							$ (70,500)		$ 27,500
Conversion of debentures				$ (57,000)			$ (57,000)
Shares issued upon conversion of convertible debt (in shares) | shares				22,448
Warrants outstanding (in shares) | shares					11,224		11,224
Fair value of warrants to be Issued					$ 456		$ 456
Transaction costs							$ 7,545
Mandatory Convertible Debentures [Member] | Minimum [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 1.03
Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Principal amount			$ 100,000
Convertible debt interest rate			15.00%
De-SPAC transaction period							270 days
Share purchase warrant (in shares) | shares		0.50
SVS [Member] | Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares		1
SVS [Member] | Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Minimum [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | (per share)			$ 7.65								$ 1.03